Note 5 - Securities (Details Textual) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Investments in Securities	$ 80,923	$ 299,300
US Treasury Bills [Member]
Statement Line Items [Line Items]
Government debt instruments held	74,300
Government of Canada Bond [Member]
Statement Line Items [Line Items]
Government debt instruments held	2,200
Other debt instruments held [member]
Statement Line Items [Line Items]
Government debt instruments held	$ 4,400